CASH AND CASH EQUIVALENTS (Details Narrative) - CAD ($)	Aug. 23, 2022	May 30, 2022	Mar. 27, 2022
Guaranteed investment certificate [member]
IfrsStatementLineItems [Line Items]
Purchase of financial instrument	$ 143,436	$ 140,493	$ 142,852
Financial instrument term	1 year	1 year	1 year
Average effective Instrument rate	4.50%	0.75%	1.00%
Guaranteed investment certificate one [member]
IfrsStatementLineItems [Line Items]
Purchase of financial instrument	$ 140,738
Financial instrument term	1 year
Average effective Instrument rate	4.50%